Net income / (loss) per ordinary share	9 Months Ended
Sep. 30, 2026
Earnings Per Share [Abstract]
Net income / (loss) per ordinary share	Net income / (loss) per ordinary share
Basic net income / (loss) per ordinary share has been computed by dividing net income / (loss) available to ordinary shareholders by the weighted average number of ordinary shares outstanding during the period.

Diluted net income / (loss) per ordinary share is computed by adjusting the weighted average number of ordinary shares outstanding during the period for all potentially dilutive ordinary shares outstanding during the period and adjusting net income / (loss) for any changes in income or loss that would result from the conversion of such potential ordinary shares.

There is no difference in net income / (loss) used for basic and diluted net income per ordinary share.

The reconciliation of the number of shares used in the computation of basic and diluted net income / (loss) per ordinary share is as follows:

	Three Months Ended		Nine Months Ended
	September 30, 2026	September 30, 2025	September 30, 2026	September 30, 2025
Weighted average number of ordinary shares outstanding for basic net income / (loss) per ordinary share	76,932,640	77,373,534	76,785,939	79,057,239
Effect of dilutive share options and other awards outstanding under share-based compensation programs	471,421	—	559,818	460,847
Weighted average number of ordinary shares outstanding for diluted net income / (loss) per ordinary share	77,404,061	77,373,534	77,345,757	79,518,086

Due to the Net loss for the three months ended September 30, 2025, the effect of share options and other awards outstanding under share-based compensation programs is anti-dilutive.

	Three Months Ended		Nine Months Ended
	September 30, 2026	September 30, 2025	September 30, 2026	September 30, 2025
Net income / (loss) per Ordinary Share:
Basic	$1.59	$(3.67)	$3.90	$1.01
Diluted	$1.58	$(3.67)	$3.87	$1.01